Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings
Balance at at Dec. 31, 2015	$ 90,967,422	$ 22,000,000	$ 31,464	$ 12,028,832	$ (4,330,712)	$ 4,262,361	$ 57,000,835
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	5,924,656						5,924,656
Other Comprehensive Loss, Net of Tax:	(3,082,275)					(3,082,275)
Stock Compensation Expense	7,912						0
Cash Dividends On Preferred Stock	(422,889)						(422,889)
Cash Dividends On Common Stock	(942,552)						(942,552)
Balance at at Dec. 31, 2016	71,112,274	$ 0	31,464	12,036,744	(4,330,712)	1,180,086	62,220,050
Nonvested Restricted Stock	(25,358)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	5,918,340
Other Comprehensive Loss, Net of Tax:	1,752,036
Cash Dividends On Common Stock	(1,060,729)
Balance at at Dec. 31, 2017	77,923,454		31,539	12,212,844	(4,330,712)	2,932,122	67,077,661
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, Other	75
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	0
Adjustments to Additional Paid in Capital, Other	176,100
Preferred Stock Redemption Discount	0
Payments for Repurchase of Preferred Stock and Preference Stock	0
Nonvested Restricted Stock	0
Net Income	7,207,221
Other Comprehensive Loss, Net of Tax:	(3,571,122)
Cash Dividends On Common Stock	(1,063,626)
Balance at at Dec. 31, 2018	80,518,433		$ 31,548	$ 12,235,341	$ (4,330,712)	$ (27,909)	$ 72,610,165
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred Stock Redemption Discount	0
Payments for Repurchase of Preferred Stock and Preference Stock	$ 0